Unaudited Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 199,670	$ 29,075	¥ 364,214	¥ 652,333	$ 91,703	¥ 1,036,206	¥ 1,207,963
Operating costs and expenses:
Operating cost	(217,295)	(31,642)	(405,661)	(711,003)	(99,952)	(949,654)	(1,203,415)
Selling and marketing expenses	(15)	(2)	(189)	(13)	(2)	(13,115)	(63,512)
General and administrative expenses	(15,422)	(2,246)	(25,329)	(62,161)	(8,738)	(217,108)	(102,769)
Research and development expenses	(1,308)	(190)	(1,853)	(2,795)	(393)	(7,768)	(24,934)
Pre-operation expenses							(14,245)
Impairment loss on long-lived assets	(10,474)	(1,525)	(100,156)	(100,156)	(14,080)	(199,575)	(846,766)
Loss from disposal of property and equipment and intangible assets				(11,972)	(1,683)	(30,173)	(468,980)
Other income (expense), net	2,157	314	(20,074)	(8,104)	(1,140)	(18,476)	15,881
Total operating costs and expenses	(242,357)	(35,291)	(553,262)	(896,204)	(125,988)	(1,435,869)	(2,708,740)
Loss from operations	(42,687)	(6,216)	(189,048)	(243,871)	(34,285)	(399,663)	(1,500,777)
Interest expense, net	(638)	(93)	(54,174)	(66,892)	(9,403)	(127,300)	(130,206)
Inducement expenses				(423,686)	(59,561)
Gains from deconsolidation of VIE’s subsidiaries				1,554,450	218,521
Debt extinguishment loss						(41,964)
Foreign exchange loss, net			(5)			(244)	(62)
Fair value change of contingent earn-out liabilities							97,417
(Loss) income before income taxes	(43,325)	(6,309)	(243,227)	820,001	115,272	(569,171)	(1,533,628)
Income tax expense			3	(21)	(3)	(31)	(13)
Net (loss) income	¥ (43,325)	(6,309)	¥ (243,224)	819,980	115,269	(569,202)	(1,533,641)
Other comprehensive income, net of tax of nil:
Less: net loss attributable to noncontrolling interests				(43)	(6)	(28)	(49)
Net loss attributable to FLJ Group Limited’s ordinary shareholders		$ (43,325)		¥ 820,023	$ 115,275	¥ (569,174)	¥ (1,533,592)
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0	$ 0	¥ (0.14)	¥ 0.08	$ 0.01	¥ (0.39)	¥ (1.14)
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	27,715,937,039	27,715,937,039	1,728,612,425	10,258,424,457	10,258,424,457	1,460,692,909	1,351,127,462
Foreign currency translation adjustments	¥ 5,160	$ 751	¥ 3,642	¥ (9,331)	$ (1,312)	¥ 20,427	¥ 24,265
Comprehensive (loss) income	(38,165)	(5,558)	(239,582)	810,649	113,957	(548,775)	(1,509,376)
Less: comprehensive loss attributable to noncontrolling interests				(43)	(6)	(28)	(49)
Comprehensive (loss) income attributable to FLJ Group Limited’s ordinary shareholders				810,692	113,963	(548,747)	(1,509,327)
Rental service
Net revenues:
Net revenues	175,148	25,504	332,783	565,759	79,533	939,169	1,105,172
Value-added services and others
Net revenues:
Net revenues	¥ 24,522	$ 3,571	¥ 31,431	¥ 86,574	$ 12,170	¥ 97,037	¥ 102,791